INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES
Schedule of inventories
	At December 31, 2014	At December 31, 2015
	$	$
Raw materials	95,224	97,331
Work-in-process	33,207	18,904
Finished goods	303,894	218,254

	432,325	334,489